Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance.

Required Tabular Disclosure

The following table discloses information on "compensation actually paid" to our principal executive officer (PEO) and, on average, to our other NEOs (non-PEO NEOs) during the specified years alongside total shareholder return (TSR).

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Total Shareholder Return Based on an Initial Fixed $100 Investment	Net Loss (in thousands)
2025	$2,482,987	$5,514,184	$1,255,478	$2,350,154	$218.01	$(6,122)
2024	$1,767,191	$2,147,925	$895,502	$1,078,074	$101.15	$(40,177)
2023	$1,373,710	$1,132,572	$758,666	$593,973	$63.08	$(61,228)
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Anuj Gaggar, M.D., Ph.D.
2024	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Nicole S. White, Ph.D.
2023	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Nicole S. White, Ph.D.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the SEC rules and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain required adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs for the applicable year as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are generally consistent with those used to estimate the grant date fair value for purposes of our financial statements. The valuation assumptions used to calculate the equity fair values as of each measurement date differed materially from those disclosed at the time of grant only with respect to the fair value of the Company’s common stock as of each measurement date. Amounts in the Deductions: Stock and Option Awards column are the totals from the Stock and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Deductions: Stock and Option Awards	Fair Value of Shares Granted During the Year at 12/31	Change in Fair Value of Prior Years' Awards (Unvested at 12/31)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year	Compensation Actually Paid to PEO
2025	$2,482,987	$(1,235,245)	$3,334,170	$864,890	$67,382	$5,514,184
2024	$1,767,191	$(637,731)	$714,577	$166,704	$137,183	$2,147,925
2023	$1,373,710	$(306,100)	$272,345	$(186,472)	$(20,912)	$1,132,572

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deductions: Stock and Option Awards	Fair Value of Shares Granted During the Year at 12/31	Change in Fair Value of Prior Years' Awards (Unvested at 12/31)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,255,478	$(430,458)	$1,175,211	$316,727	$33,195	$2,350,154
2024	$895,502	$(183,961)	$206,128	$81,774	$78,631	$1,078,074
2023	$758,666	$(88,575)	$81,117	$(142,012)	$(15,223)	$593,973

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Anuj Gaggar, M.D., Ph.D.
2024	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Nicole S. White, Ph.D.
2023	Jason A. Okazaki	William E. Delaney IV, Ph.D. and Nicole S. White, Ph.D.

PEO Total Compensation Amount	$ 2,482,987	$ 1,767,191	$ 1,373,710
PEO Actually Paid Compensation Amount	$ 5,514,184	2,147,925	1,132,572
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs for the applicable year as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are generally consistent with those used to estimate the grant date fair value for purposes of our financial statements. The valuation assumptions used to calculate the equity fair values as of each measurement date differed materially from those disclosed at the time of grant only with respect to the fair value of the Company’s common stock as of each measurement date. Amounts in the Deductions: Stock and Option Awards column are the totals from the Stock and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Deductions: Stock and Option Awards	Fair Value of Shares Granted During the Year at 12/31	Change in Fair Value of Prior Years' Awards (Unvested at 12/31)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year	Compensation Actually Paid to PEO
2025	$2,482,987	$(1,235,245)	$3,334,170	$864,890	$67,382	$5,514,184
2024	$1,767,191	$(637,731)	$714,577	$166,704	$137,183	$2,147,925
2023	$1,373,710	$(306,100)	$272,345	$(186,472)	$(20,912)	$1,132,572

Non-PEO NEO Average Total Compensation Amount	$ 1,255,478	895,502	758,666
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,350,154	1,078,074	593,973
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs for the applicable year as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are generally consistent with those used to estimate the grant date fair value for purposes of our financial statements. The valuation assumptions used to calculate the equity fair values as of each measurement date differed materially from those disclosed at the time of grant only with respect to the fair value of the Company’s common stock as of each measurement date. Amounts in the Deductions: Stock and Option Awards column are the totals from the Stock and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deductions: Stock and Option Awards	Fair Value of Shares Granted During the Year at 12/31	Change in Fair Value of Prior Years' Awards (Unvested at 12/31)	Change in Fair Value of Prior Years' Awards Vested during Applicable Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,255,478	$(430,458)	$1,175,211	$316,727	$33,195	$2,350,154
2024	$895,502	$(183,961)	$206,128	$81,774	$78,631	$1,078,074
2023	$758,666	$(88,575)	$81,117	$(142,012)	$(15,223)	$593,973

Compensation Actually Paid vs. Total Shareholder Return

Relationships Between Compensation Actually Paid and Total Shareholder Return

The graph below reflects the relationship between “compensation actually paid” to the PEO, “average compensation actually paid” to the non-PEO NEOs and the Company’s cumulative TSR for the years ended December 31, 2025, 2024 and 2023.

Compensation Actually Paid vs. Net Income

Relationships Between Compensation Actually Paid and Net Loss

The graph below reflects the relationship between “compensation actually paid” to the PEO, “average compensation actually paid” to the non-PEO NEOs and the Company’s net income (loss) for the years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount	$ 218.01	101.15	63.08
Net Income (Loss)	$ (6,122,000)	$ (40,177,000)	$ (61,228,000)
PEO Name	Jason A. Okazaki	Jason A. Okazaki	Jason A. Okazaki
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,235,245)	$ (637,731)	$ (306,100)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,334,170	714,577	272,345
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,890	166,704	(186,472)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,382	137,183	(20,912)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(430,458)	(183,961)	(88,575)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,175,211	206,128	81,117
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,727	81,774	(142,012)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,195	$ 78,631	$ (15,223)